As filed with the Securities and Exchange Commission on September 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine US Real Estate Equity Fund

	Shares		Value
	Real Estate Investment Trusts - 40.8%
	Lodging - 16.1%
	795,791	Ashford Hospitality Trust	$8,132,984
	649,900	DiamondRock Hospitality Co.	10,944,316
	281,000	Sunstone Hotel Investors, Inc.	6,974,420
			26,051,720
	Mortgage & Finance - 2.2%
	100,000	iStar Financial, Inc.	3,633,000

	Office - Industrial Buildings - 15.1%
	40,000	Alexandria Real Estate Equities, Inc.	3,445,200
	40,000	Boston Properties, Inc.	3,779,600
	59,500	Kilroy Realty Corp.	3,833,585
	254,500	Maguire Properties, Inc.	7,281,245
	57,200	Vornado Realty Trust	6,122,116
			24,461,746
	Retail - 7.4%
	34,000	Alexander's, Inc. (a)	12,039,400
		Total Real Estate Investment Trusts	66,185,866

	Common Stocks - 66.1%
	Diversifed - 2.9%
	143,940	Verde Realty (a) (b)	4,750,020

	Homebuilders - 20.6%
	1,223,500	Champion Enterprises, Inc. (a)	14,339,420
	325,800	Fleetwood Enterprises, Inc. (a)	3,082,068
	80,000	Gafisa S A - ADR (a)	2,516,000
	124,800	KB Home	3,969,888
	51,900	Lennar Corp. - Class A	1,591,254
	87,233	M.D.C. Holdings, Inc.	4,012,718
	47,000	Meritage Homes Corp. (a)	916,500
	71,500	Orleans Homebuilders, Inc.	466,180
	64,800	Standard Pacific Corp.	959,688
	70,500	Toll Brothers, Inc. (a)	1,546,065
			33,399,781
	Household Durables - 1.5%
	819,275	Tousa, Inc.	2,343,126

	Lodging - 33.3%
	406,811	Great Wolf Resorts, Inc. (a)	5,394,314
	406,200	Hilton Hotels Corp.	17,958,102
	1,352,360	Interstate Hotels & Resorts, Inc. (a)	5,882,766
	235,300	Orient-Express Hotels Ltd. - Class A	10,929,685
	220,200	Starwood Hotels & Resorts Worldwide, Inc.	13,863,792
			54,028,659
	Retirement Community - 7.8%
	320,000	Sunrise Senior Living, Inc. (a)	12,723,200
		Total Common Stocks	107,244,786

	Short-Term Investments - 0.0%
	10,677	Fidelity Institutional Government Portfolio	10,677
		Total Short-Term Investments	10,677
		Total Investments (Cost $174,546,380) - 106.9%	173,441,329
		Liabilities in Excess of Other Assets - (6.9)%	(11,194,301)
		TOTAL NET ASSETS - 100.0%	$162,247,028

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Realty Income & Growth Fund

	Shares		Value
	Real Estate Investment Trusts - 98.8%
	Apartments - 16.3%
	184,700	Apartment Investment & Management Co. - Class A	$7,803,575
	40,650	AvalonBay Communities, Inc.	4,388,980
	212,200	BRE Properties, Inc.	10,722,466
	118,900	Camden Property Trust	6,534,744
	457,200	Equity Residential	18,201,132
	76,300	Essex Property Trust, Inc.	8,208,354
	171,300	Home Properties, Inc.	7,931,190
	121,100	Mid-America Apartment Communities, Inc.	5,465,243
	221,900	Post Properties, Inc.	9,772,476
	126,700	Sun Communities, Inc.	3,448,774
	670,000	Udr, Inc.	15,470,300
			97,947,234
	Diversifed - 7.3%
	414,800	Crombie Real Estate Investment Trust (c)	4,802,006
	15,000	Crombie Real Estate Investment Trust	173,650
	29,000	iShares Dow Jones U.S. Real Estate Index Fund	2,041,600
	344,600	Vornado Realty Trust	36,882,538
			43,899,794
	Health Care - 3.4%
	68,000	Health Care REIT, Inc.	2,496,280
	617,900	Omega Healthcare Investors, Inc.	7,989,447
	300,300	Ventas, Inc.	9,795,786
			20,281,513
	Lodging - 9.2%
	776,400	DiamondRock Hospitality Co.	13,074,576
	649,700	FelCor Lodging Trust, Inc.	14,267,412
	117,250	Hospitality Properties Trust	4,497,710
	554,638	Host Hotels & Resorts, Inc.	11,713,955
	476,400	Sunstone Hotel Investors, Inc.	11,824,248
			55,377,901
	Mortgage & Finance - 6.0%
	207,500	RAIT Investment Trust	2,149,700
	137,650	CBRE Realty Finance, Inc.	1,276,015
	701,096	iStar Financial, Inc.	25,470,818
	105,600	JER Investors Trust, Inc.	1,158,432
	114,300	Newcastle Investment Corp.	2,058,543
	408,000	NorthStar Realty Finance Corp.	4,116,720
			36,230,228
	Net Lease - 4.0%
	688,800	Capital Lease Funding, Inc.	6,385,176
	391,089	Entertainment Properties Trust	17,423,015
			23,808,191
	Office - Industrial Buildings - 32.5%
	280,328	Alexandria Real Estate Equities, Inc.	24,144,651
	280,400	AMB Property Corp.	14,939,712
	884,300	American Financial Realty Trust	7,755,311
	334,400	Boston Properties, Inc.	31,597,456
	414,816	Brandywine Realty Trust	10,005,362
	152,000	Corporate Office Properties Trust	5,728,880
	414,100	Douglas Emmett, Inc.	9,549,146
	96,500	Federal Realty Investment Trust	7,251,010
	288,200	First Potomac Realty Trust	5,645,838
	207,200	Kilroy Realty Corp.	13,349,896
	83,900	Liberty Property Trust	3,147,089
	243,300	Mack-Cali Realty Corp.	9,391,380
	366,400	Maguire Properties, Inc.	10,482,704
	391,600	ProLogis	22,282,040
	91,711	SL Green Realty Corp.	11,135,550
	458,500	Slough Estates PLC	5,038,154
	107,200	Washington Real Estate Investment Trust	3,198,848
			194,643,027
	Retail Centers - 20.1%
	292,500	CBL & Associates Properties, Inc.	9,327,825
	407,743	Developers Diversified Realty Corp.	19,571,664
	411,200	General Growth Properties, Inc.	19,729,376
	413,500	Kimco Realty Corp.	15,435,955
	203,300	The Macerich Co.	14,871,395
	384,100	Simon Property Group, Inc.	33,236,173
	167,900	Taubman Centers, Inc.	8,074,311
			120,246,699
		Total Real Estate Investment Trusts	592,434,587

	Common Stocks - 7.2%
	Diversifed - 1.3%
	236,364	Verde Realty (a) (b)	7,800,012

	Lodging - 4.8%
	65,900	Hilton Hotels Corp.	2,913,439
	47,300	Marriott International, Inc. - Class A	1,965,315
	374,000	Starwood Hotels & Resorts Worldwide, Inc.	23,547,040
			28,425,794
	Office - Industrial Buildings - 1.1%
	197,900	Brookfield Properties Co.	4,472,540
	69,000	Highwoods Properties, Inc.	2,244,570
			6,717,110
	Transportation - 0.0%
	2,400	Florida East Coast Industries, Inc.	150,000
		Total Common Stocks	43,092,916

	Preferred Stocks - 2.5%
	Apartments - 0.2%
	36,000	Apartment Investment & Management Co., Series T, 8.000%	900,000

	Health Care - 0.2%
	38,400	Omega Healthcare Investors, Inc., Series D, 8.375%	960,000

	Lodging - 0.8%
	173,000	FelCor Lodging Trust, Inc., Series C, 8.000%	4,141,620
	37,000	Hospitality Properties Trust, Series C, 7.000%	823,250
			4,964,870
	Mortgage & Finance - 0.5%
	29,700	Anthracite Capital, Inc., Series C, 9.375%	596,970
	119,700	NorthStar Realty Finance Corp., Series B, 8.25%	2,429,910
			3,026,880
	Office - Industrial Buildings - 0.8%
	36,700	Digital Realty Trust, Inc., Series A, 8.500%	937,685
	247,200	Prime Group Realty Trust, Series B, 9.000%	3,834,072
			4,771,757
		Total Preferred Stocks	14,623,507

	Short-Term Investments - 0.0%
	1,615	Fidelity Institutional Government Portfolio	1,615
	10,547	Milestone Funds Treasury Obligations Portfolio	10,547
		Total Short-Term Investments	12,162
		Total Investments (Cost $532,961,196) - 108.5%	650,163,172
		Liabilities in Excess of Other Assets - (8.5)%	(50,694,233)
		TOTAL NET ASSETS - 100.0%	$599,468,939

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security fair valued in accordance with procedures approved by the Board of Trustees.
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine International Real Estate Equity Fund

	Shares		Value
	Common Stocks - 82.9%
	Asia - 31.4%
	China - 0.0%
	500,000	Shanghai Forte Land	$347,551

	Hong Kong -9.5%
	13,110,600	Far East Consortium International, Ltd.	6,416,089
	7,377,000	Greentown China Holdings	17,720,937
	7,910,000	The Hongkong & Shanghai Hotels, Ltd.	13,260,484
	7,247,400	Hopson Development	26,160,723
	10,694,000	Kowloon Development Co., Ltd.	23,666,668
	28,841,000	Midland Holdings, Ltd.	21,558,336
	8,201,600	New World China Land, Ltd.	8,740,046
	10,112,000	New World Development Company Ltd.	25,066,162
	8,070,000	Polytec Asset Holdings, Ltd.	2,680,995
	3,990,000	Shangri-La Asia, Ltd.	9,503,156
	4,760,000	Shimao Property Holdings, Ltd.	12,772,482
	10,695,000	Sino Land Co., Ltd.	24,188,176
	5,712,100	Wharf Holdings Ltd.	23,903,207
			215,637,461
	India - 3.5%
	2,363,153	Hirco PLC (a)	20,155,462
	1,467,000	Ishaan Real Estate PLC (a)	3,128,631
	2,000,000	South Asian Real Estate Ltd. (a)(c)	13,076,329
	8,046,800	Trinity Capital PLC (a)	14,524,904
	7,218,239	Unitech Corporate Parks (a)	14,441,170
	962,800	Yatra Capital Ltd. (a)	14,213,258
			79,539,754
	Japan - 10.7%
	3,692	Creed Corporation	10,004,069
	200,000	Daiwa House Industry Co., Ltd.	2,645,507
	804,000	Diamond City Co., Ltd.	19,342,422
	340,000	GOLDCREST Co., Ltd.	16,789,769
	6,275,000	HASEKO Corp. (a)	16,844,216
	10,135	K.K. DaVinci Advisors (a)	8,418,385
	590,000	Mitsubishi Estate Co. Ltd.	15,239,944
	910,000	Mitsui Fudosan Co., Ltd.	24,120,204
	691,300	Nomura Real Estate Holdings	21,182,788
	9,572	Pacific Management Corp.	14,705,643
	5,059	Secured Capital Japan Co., Ltd.	9,907,467
	1,195,000	Sumitomo Realty & Development Co. Ltd.	36,011,898
	790,000	Star Asia Finance Ltd., (a)(b)	8,690,000
	147,100	Tachihi Enterprise Co., Ltd.	8,319,504
	1,053,000	Tokyo Tatemono Co.	12,897,506
	1,150,000	Urban Corp.	18,541,341
			243,660,663
	Malaysia - 0.4%
	1,003,000	Landmarks Berhad	574,885
	3,960,000	Resorts World Berhad	4,768,736
	1,228,000	SP Setia Berhad	3,057,114
			8,400,735
	Philippines - 0.3%
	14,244,000	SM Development Corp.	1,727,878
	19,394,625	SM Prime Holdings Inc.	4,919,237
	500,000	Vista Land & Lifescapes, Inc.	69,475
			6,716,590
	Singapore - 3.9%
	4,795,425	Ascendas Real Estate Investment Trust	$8,573,993
	15,881,000	Banyan Tree Holdings, Ltd.	24,622,518
	12,200,000	Capitacommercial Trust	21,410,569
	1,120,000	City Developments, Ltd.	11,231,774
	21,516,600	Macquarie MEAG Prime REIT	17,744,771
	293,000	Mandarin Oriental	638,740
	3,575,000	Suntec Real Estate Investment Trust	4,481,428
			88,703,793
	Thailand - 2.7%
	1,965,000	Amata Corporation Public Company Ltd. - NVDR	936,684
	21,210,000	Amata Corporation Public Company Ltd.	10,110,466
	9,342,300	Central Pattana Public Company Ltd.	9,404,536
	10,000,000	CPN Retail Growth Property Fund	3,049,593
	21,743,600	The Erawan Group Public Company, Ltd.	2,845,498
	111,767,300	Hemaraj Land & Development Public Company Ltd.	4,235,741
	4,176,000	Land and Houses Public Company Ltd. - Foreign	914,949
	2,000,000	Land and Houses Public Company Ltd. - Local	438,194
	25,324,000	Land and Houses Public Company Ltd. - NVDR	5,548,412
	22,855,166	Minor International Public Company Ltd.	10,759,353
	20,179,100	Quality House Public Company Ltd.	1,051,524
	4,040,000	Saha Pathana Inter-Holding Public Company Ltd.	2,410,244
	1,355,200	Scandanavian Property (a)(c)	10,460,826
			62,166,020
	Turkey - 0.2%
	1,400,000	The Ottoman Fund, Ltd. (a)	2,800,910

	United Arab Emirates - 0.2%
	451,111	Kingdom Hotel Investments - GDR (a)	3,699,110
		Total Asia	711,672,587

	Europe - 29.7%
	Austria - 0.8%
	522,919	Conwert Immobilien (a)	8,892,864
	469,700	Immoeast Immobilie (a)	6,169,187
	147,000	Sparkassen Immobil (a)	1,968,957
			17,031,008
	Central Eastern Europe - 1.4%
	1,845,000	Dawnay Day Carpathian PLC	4,393,839
	4,402,500	Engel East Europe NV	10,730,389
	3,185,000	Nanette Real Estate Group	8,054,038
	64,341	Orco Property Group	9,247,407
			32,425,673
	Finland - 0.8%
	1,865,962	Citycon OYJ	11,973,241
	442,256	Sponda OYJ	6,292,789
			18,266,030
	France - 7.5%
	313,497	Accor SA	27,150,210
	50,988	Affine	3,069,423
	278,653	Club Mediterranee SA (a)	20,022,788
	89,000	Eurosic	6,408,546
	402,228	Kaufman & Broad SA (c)	27,609,116
	151,636	Nexity	11,530,734
	102,782	Pierre & Vacances	15,194,203
	117,285	Societe Immobiliere de Location pour l'Industrie et le Commerce	19,058,351
	169,780	Unibail	40,719,700
			170,763,071
	Germany - 3.7%
	424,663	Colonia Real Estate AG (a)	16,088,052
	14,582,763	Dawnay Day Treveria PLC	21,248,365
	453,433	DIC Asset AG	13,958,275
	349,620	Eurocastle Investment, Ltd.	14,675,325
	1,131,628	Patrizia Immobilien AG	17,526,138
			83,496,155
	Greece - 0.7%
	408,539	GEK Group of Cos SA	$7,657,556
	488,168	J&P - Avax SA	5,236,263
	1,122,975	Technical Olympic SA	3,026,721
			15,920,540
	Italy - 0.4%
	1,122,128	Immobiliare Grande Distribuz	4,505,953
	647,790	Risanamento S.p.A.	4,502,296
			9,008,249
	Netherlands - 0.3%
	88,200	Corio NV	6,371,455

	Norway - 3.2%
	2,331,200	Block Watne Gruppen ASA	16,714,981
	1,184,765	NorGani Hotels ASA	13,870,271
	3,560,295	Norwegian Property ASA	42,902,478
			73,487,730
	Russia - 1.2%
	768,100	Mirland Development Corp. (a)	8,486,948
	622,000	PIK Group-GDR (a)(b)	17,465,760
	66,190	Sistema Hals - GDR (a)	831,346
			26,784,054
	Spain - 0.8%
	301,000	NH Hoteles S.A.	6,440,793
	1,222,000	Realia Business S.A.	10,683,367
	80,000	Sol Melia, S.A.	1,772,038
			18,896,198
	Sweden - 2.2%
	1,194,588	JM AB	36,699,820
	6,900	Peab AB	213,004
	431,500	Rezidor Hotel Group AB	3,490,220
	428,200	Skanska AB	9,326,103
			49,729,147
	United Kingdom - 6.7%
	5,606,000	Aseana Properties Ltd.	5,521,910
	620,250	British Land Co.	15,659,316
	90,000	Capital & Regional	1,811,114
	3,920,000	China Central Properties Ltd. (a)	8,837,795
	5,840,000	Dawnay Day Sirius Ltd	7,031,235
	237,300	Great Portland Estates PLC	3,130,486
	760,000	Hammerson PLC	18,523,784
	1,118,721	Helical Bar PLC	10,191,054
	188,000	Invista Real Estate Investment Management Holdings PLC	365,621
	522,906	Millennium & Copthorne Hotels PLC	6,430,913
	901,090	Minerva (a)	5,284,757
	500,000	Persimmon PLC	11,790,633
	8,265,162	Regus Group PLC	22,075,574
	1,207,500	Shaftesbury PLC	13,734,411
	2,035,000	Slough Estates PLC	22,361,275
	43,000	St. Modwen Properties PLC	516,604
			153,266,482
		Total Europe	675,445,792

	North & South America - 21.8%
	Argentina - 0.4%
	437,121	IRSA Inversiones y Representaciones S.A. - GDR (a)	$8,021,171

	Cayman Islands - 0.5%
	6,860,000	Agile Property Holdings Ltd.	12,183,946

	Brazil - 9.4%
	680,525	Abyara Planejamento Imobilia S.A.	11,129,491
	5,104,000	Agra Empreendimentos Imobilia	44,175,224
	820,900	Brascan Residential Properties S.A.	6,202,627
	771,350	Company S.A.	15,768,584
	2,275,000	Cyrela Brazil Real S.A. (b)
		(Acquired 7/2006-3/2007, Cost $18,810,104)	26,636,091
	6,600	Even Construtora E Incorporadora S.A. (a)	58,175
	252,900	Gafisa S.A. - ADR (a)	7,953,705
	200,000	Gafisa S.A.	3,184,835
	980,000	General Shopping Brasil S.A.	7,285,085
	438,500	Iguatemi Emp De Shopping	7,450,751
	1,240,100	JHSF Participacoes S.A.	7,539,502
	1,591,600	Klabin Segall S.A.	17,155,780
	343,100	MRV Engenharia e Participacoes S.A. (a)	5,629,369
	940,000	Multiplan Empreendimentos	12,228,535
	40,000	Redecard S.A. - ADR (a)(b)
		(Acquired 7/12/2007, Cost $1,142,800)	1,373,508
	1,379,700	Rodobens Negocios Imobiliarios S/A	16,703,212
	795,600	Sao Carlos Empreendimentos (a)	9,247,430
	225,000	SLC Agricola S.A.	1,923,485
	1,746,000	Tecnisa S.A.	11,746,307
			213,391,696
	Canada - 1.0%
	150,100	ClubLink Corporation	1,716,554
	386,000	Crombie Real Estate Investment Trust (b)
		(Acquired 3/22/2006, Cost $3,312,420)	4,468,598
	282,225	Killam Properties, Inc.	2,261,927
	400,000	Killam Properties, Inc. (b)
		(Acquired 8/15/2006, Cost $3,292,623)	3,205,849
	133,000	Lakeview Hotel Real Estate Investment Trust (b)
		(Acquired 10/27/2006, Cost $471,151)	635,827
	683,500	Lakeview Hotel Real Estate Investment Trust	3,267,576
	91,700	Mainstreet Equity Corp. (a)	1,471,601
	300,000	Mainstreet Equity Corp. (a)(b)
		(Acquired 12/29/2005, Cost $1,287,775)	4,814,398
	252,700	Parkbridge Lifestyles Communities, Inc. (a)	1,539,698
			23,382,028
	Mexico - 3.1%
	2,949,800	Corporacion GEO S.A. de C.V. (a)	16,176,461
	340,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	19,267,668
	1,399,583	Empresas ICA S.A.B. de C.V. (a)	8,868,155
	9,895,700	Impulosra del Desarrollo Empleo en America Latina S.A. de C.V. (a)	16,905,560
	2,339,310	Urbi Desarrollos Urbanos SA de C.V (a)	9,888,789
			71,106,633
	United States - 7.4%
	17,550	Alexander's, Inc. (a)	$6,214,455
	872,800	Hilton Hotels Corp.	38,586,488
	745,500	Marriott International, Inc. - Class A	30,975,525
	820,100	Orient-Express Hotels Ltd. - Class A (b)
		(Acquired 12/2004-3/2007, Cost $30,971,419)	38,093,645
	419,900	Starwood Hotels & Resorts Worldwide, Inc.	26,436,904
	406,700	Sunrise Senior Living, Inc. (a)	16,170,392
	356,060	Verde Realty (a)(c)	11,749,980
			168,227,389
		Total North & South America	496,312,863
		Total Common Stocks	1,883,431,242

	Rights - 0.0%
	1,194,588	JM AB - Redemable Rights (c)	609,891
		Total Rights	609,891

	Warrants - 0.0%
	5,435,900	The Erawan Group PLC
		Expiration: December, 2007, Excercise Price: 2.15 TB
		(Acquired 1/2001 - 4/2005, Cost $0) (a)	181,867
	1,366,666	Minor International PLC
		Expiration: March, 2008, Excercise Price: 6.00 TB
		(Acquired 12/2004 - 1/2006, Cost $0) (a)	372,267
		Total Warrants	554,134

	Short-Term Investments - 21.0%
	164,610,000	Alpine Municipal Money Market Fund	164,610,000
	311,796,249	Fidelity Institutional Government Portfolio	311,796,249
		Total Short-Term Investments	476,406,249
		Total Investments (Cost $2,034,393,087) - 103.9%	2,361,001,516
		Liabilities in Excess of Other Assets - (3.9)%	(88,938,296)
		TOTAL NET ASSETS - 100.0%	$2,272,063,220

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	New Vehicle Delivery Reciept
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally
	to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of
	Trustees.
(c)	Security fair valued in accordance with procedures approved by the Board of Trustees.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

U.S. Real Estate|
Equity Fund
Cost of investments	$175,125,359
Gross unrealized appreciation	37,363,056
Gross unrealized depreciation	(39,047,086)
Net unrealized depreciation	($1,684,030)

Realty Income
& Growth Fund
Cost of investments	$533,200,173
Gross unrealized appreciation	154,814,761
Gross unrealized depreciation	(37,851,762)
Net unrealized depreciation	$116,962,999

International Real Estate
Equity Fund
Cost of investments	$2,046,375,763
Gross unrealized appreciation	378,825,301
Gross unrealized depreciation	(64,199,547)
Net unrealized depreciation	$314,625,754

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title)   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

By (Signature and Title)*  /s/ Sheldon Flamm, Treasurer
                                                    Sheldon Flamm, Treasurer

Date        09/26/07

* Print the name and title of each signing officer under his or her signature.